Cash and cash equivalents - Summary Of Change In Classification Of Cash Flows Of Certain Rentals Paid On Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of change in classification of cash flows of certain rentals paid on leases [Abstract]
Lease rentals paid	¥ (27,407)	¥ (27,198)	¥ (25,241)
Acquisition of land use rights	(343)	(45)	(224)
Total	¥ (27,750)	¥ (27,243)	¥ (25,465)